Accrued Expenses and Other (Details) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Payables and Accruals [Abstract]
Accrued employee benefits and payroll related	$ 468	$ 442	$ 1,332
Real estate and other taxes	548	557	411
Self-insured reserve	6,048	6,924	221
Accrued interest	263	251
Other accrued expenses	673	903	$ 677
Total accrued expenses and other	$ 8,000	$ 9,077